SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Share Based Payments [Abstract]
Disclosure of detailed information about stock options available for grant [Table Text Block]
December 31, 2019
Shares outstanding as at March 2, 2016	15,298,602
Percentage of shares outstanding	10%
Number of options authorized	1,529,860
Less: options issued & outstanding	(1,321,288)
Options available for grant	208,572

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2019	2018
Dividend yield	NIL	NIL
Risk free rate	1.39% - 1.67%	2.06% - 2.09%
Expected volatility	40.79% - 44.75%	40.59% - 44.51%
Expected life of options in years	2.46 - 6.00	3.10 - 6.00
Weighted average fair value of options granted (CAD)	$4.37 - $8.95	$4.24 - $6.16

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2019		2018
	Number of Options	Weighted Average Exercise Price (in CAD$)	Number of Options	Weighted Average Exercise Price (in CAD$)
Beginning of year	1,229,040	$15.00	615,843	$16.00
Granted	288,000	$16.76	930,000	$13.93
Exercised	(2,338)	$12.34	(308,711)	$13.51
Expired and forfeited	(193,414)	$22.69	(8,092)	$25.56
End of year	1,321,288	$14.26	1,229,040	$15.00
Exercisable at end of year	195,688	$12.00	299,040	$18.32

Disclosure of range of exercise prices of outstanding share options [Table Text Block]

For the year ended December 31, 2019:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	22,280	1.19	$ 9.89	22,280	$ 9.89
$10.00 to $14.99	1,011,008	4.15	$ 13.65	173,408	$ 12.27
$15.00 to $19.99	288,000	5.58	$ 16.76	-	-
	1,321,288			195,688

For the year ended December 31, 2018:

	Options outstanding			Options exercisable
Range of Exercise Prices (in CAD$)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (in CAD$)	Number of options	Weighted average exercise price (in CAD$)
$5.00 to $9.99	22,280	2.19	$ 9.89	22,280	$ 9.89
$10.00 to $14.99	1,105,746	5.21	$ 13.67	175,746	$ 12.27
$15.00 to $19.99	1,169	0.75	$ 19.82	1,169	$ 19.82
$20.00 and over	99,845	0.21	$ 30.84	99,845	$ 30.84
	1,229,040			299,040

Disclosure of restricted share units and performance share units [Table Text Block]
	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2019	657,727	$ 11.50
Granted	392,898	$ 17.01
Vested	(497,284)	$ 12.42
Forfeited	(56,399)	$ 14.14
Balance at December 31, 2019	496,942	$ 14.63

	Number of RSUs	Weighted Average Fair Value (in CAD$)
Balance at January 1, 2018	711,936	$ 10.16
Granted	442,353	$ 13.83
Vested	(457,408)	$ 11.67
Forfeited	(39,154)	$ 11.62
Balance at December 31, 2018	657,727	$ 11.50